Segment reporting	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment reporting
19	Segment reporting

The Company primarily manages its business on the basis of the geographical location of its operating mines. The Company’s operating segments are based on the reports reviewed by the senior management group that are used to make strategic decisions. The Chief Executive Officer considers the business from a geographic perspective considering the performance of the Company’s business units. The corporate division only earns income that is considered to be incidental to the activities of the Company and thus it does not meet the definition of an operating segment; as such it has been included within “other reconciling items.”

The reporting segments identified are the following:

·	Peru – Yauricocha Mine
·	Mexico – Bolivar and Cusi Mines

The following is a summary of the reported amounts of net income (loss) and the carrying amounts of assets and liabilities by operating segment:

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2020	$	$	$	$	$
Revenue (1)	146,941	81,762	18,185	-	246,888

Production cost of sales	(70,660)	(37,319)	(15,670)	-	(123,649)
Depletion of mineral property	(8,503)	(3,873)	(2,063)	-	(14,439)
Depreciation and amortization of property, plant and equipment	(13,455)	(10,320)	(3,440)	-	(27,215)
Cost of sales	(92,618)	(51,512)	(21,173)	-	(165,303)

Gross profit from mining operations	54,323	30,250	(2,988)	-	81,585

Income (loss) from operations	40,179	19,953	(4,725)	(4,287)	51,120
Derivative instrument gains	-	-	904	-	904
Interest expense and other finance costs	(2,965)	18	(105)	(1,241)	(4,293)
Other income (expense)	(2,476)	1,573	238	-	(665)
Foreign currency exchange gain	329	1,575	345	662	2,911
Income (loss) before income tax	35,067	23,119	(3,343)	(4,866)	49,977

Income tax expense	(17,934)	(3,797)	(855)	-	(22,586)

Net income (loss) from operations	17,133	19,322	(4,198)	(4,866)	27,391

December 31, 2020	Peru	Mexico		Canada	Total
	$		$	$	$
Total assets	269,179	167,866		2,547	439,592
Non-current assets	170,681	132,822		40	303,543
Total liabilities	141,548	26,952		30,884	199,384

(1) Includes provisional pricing adjustments of: $2,899 for Yauricocha, ($889) for Bolivar, $1,180 for Cusi

For the year ended December 31, 2020, 60% of the revenues ($146,941) were from six customers based in Peru and the remaining 40% of the revenues ($99,947) were from two customers based in Mexico. In Peru, two major customers accounted for 37% and 33% of the revenues. In Mexico, the two customers accounted for 77% and 23% of the revenues.

As at December 31, 2020, the trade receivable balance of $28,750 includes amounts outstanding of $10,957 and $17,793 from the customers in Mexico and Peru, respectively.

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2019	$	$	$	$	$

Revenue (1)	155,983	60,402	12,653	-	229,038

Production cost of sales	(79,339)	(45,491)	(10,362)	-	(135,192)
Depletion of mineral property	(10,631)	(2,177)	(2,314)	-	(15,122)
Depreciation and amortization of property, plant and equipment	(10,346)	(8,147)	(2,469)	-	(20,962)
Cost of sales	(100,316)	(55,815)	(15,145)	-	(171,276)

Gross profit from mining operations	55,667	4,587	(2,492)	-	57,762

Income (loss) from operations	39,879	(4,918)	(1,079)	(5,376)	28,506
Interest expense and other finance costs	(4,422)	(34)	(8)	(412)	(4,875)
Other income (expense)	(839)	105	25		(710)
Foreign currency exchange loss	(170)	(21)	(5)	(780)	(976)
Income (loss) before income tax	34,448	(4,868)	(1,067)	(6,568)	21,945

Income tax (expense) recovery	(14,297)	1,450	319	-	(12,528)

Net income (loss) from operations	20,151	(3,418)	(748)	(6,568)	9,417

December 31, 2019	Peru	Mexico		Canada	Total
	$		$	$	$
Total assets	241,839	162,657		6,951	411,447
Non-current assets	175,246	131,810		91	307,147
Total liabilities	137,146	31,130		31,152	199,428

(1) Includes provisional pricing adjustments of: $216 for Bolivar

For the year ended December 31, 2019, 68% of the revenues ($155,983) were from two customers based in Peru and the remaining 32% of the revenues ($73,055) were from two customers based in Mexico. In Peru, the two customers accounted for 53% and 47% of the revenues. In Mexico, the two customers accounted for 82% and 18% of the revenues.